Credit Risk Manager Report
SASCO 2007-BC2
EOM Reporting Date 03/31/2007
Determination Date
04/15/2007
CRM-B Report SASCO 2007-BC2
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security
SASCO 2007-BC2
SASCO 2007-BC2
Client
Lehman Lehman
Servicer
Aurora Loan Services HomEq Servicing Corporation
Trustee
U.S. Bank National Association U.S. Bank National Association
Depositor
Structured Asset Securities Corporation Structured Asset Securities Corporation
Securities Admin
N/A N/A
Backup Servicer
N/A N/A
Close Date
02/28/2007 02/28/2007
Custodian
N/A N/A
Determination
18th Day of the Month 18th Day of the Month
Distribution
25th Day of the Month 25th Day of the Month
First Cutoff
02/01/2007 02/01/2007
Master Servicer
Aurora Loan Services LLC Aurora Loan Services LLC
Issue Amt
641,925,737 641,925,737
Issue Count
3,836 3,836
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 642,359,440 632,208,941 98.42% 0.00% 628,915,821 628,673,798
Count 3,831 3,788 98.88% 0.00% 3,770 3,770
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all benchmarks.
Cash Narrative
There are no remittance reconcilation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
Collection
Narrative
The sixty days past due delinquency rate exceeds the current benchmark for this mortgage loan pool. OfficeTiger will monitor for potential trends.
Cash Narrative
There are no remittance reconcilation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
Collection
Narrative
The thirty days past due delinquency rate exceeds the current benchmark for this mortgage loan pool. OfficeTiger will monitor for potential trends.
Cash Narrative
There are no remittance reconcilation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
MR Recommended Action
Orig Count
Transaction Bal
No Action Required 2 82,876
2
82,876
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Security
SASCO 2007-BC2
Client
Lehman
Servicer
Wells Fargo Bank, N.A.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Close Date
02/28/2007
Custodian
N/A
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
02/01/2007
Master Servicer
Aurora Loan Services LLC
Issue Amt
641,925,737
Issue Count
3,836
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 2 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Review Type*
Outstanding
New
LM Rvw Cnt 9 0
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 0 0
BK Rvw Cnt
2 2
Performance Rvw Cnt 0 0
Remittance Rvw Cnt 0 0
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 11 2
*A loan can have multiple reviews.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 3 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 4 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 6
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 189,939,617 29.57% 188,093,140 29.75% 99.03% 0.00%
1,611 1,600 42.24% 99.32% 0.00%
Y 452,419,823 70.43% 444,115,801 70.25% 98.16% 0.00%
2,220 2,188 57.76% 98.56% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
02/28/2007 635,992,329 3,806 8.27 24.51 44.14 1,913.97 0.00 261.25 21.35% 106.58% 6.23% 593,786
03/31/2007 632,208,941 3,788 11.30 24.51 44.34 1,912.30 395.00 261.08 21.12% 106.75% 6.46% 602,553
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 38,919,210 6.06% 37,561,631 5.94% 96.51% 0.00%
239 233 6.15% 97.49% 0.00%
Y 603,440,230 93.94% 594,647,310 94.06% 98.54% 0.00%
3,592 3,555 93.85% 98.97% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Alternative Doc 1,380,700 0.21% 1,379,980 0.22% 99.95% 0.00%
6 6 0.16% 100.00% 0.00%
Full Doc 411,941,831 64.13% 406,996,786 64.38% 98.80% 0.00%
2,634 2,611 68.93% 99.13% 0.00%
No Doc 2,908,145 0.45% 2,898,952 0.46% 99.68% 0.00%
14 14 0.37% 100.00% 0.00%
Stated Doc 226,128,764 35.20% 220,933,223 34.95% 97.70% 0.00%
1,177 1,157 30.54% 98.30% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 21,728,775 3.38% 21,371,192 3.38% 98.35% 0.00%
141 139 3.67% 98.58% 0.00%
R2 138,899,147 21.62% 136,570,127 21.60% 98.32% 0.00%
894 885 23.36% 98.99% 0.00%
R3 217,445,583 33.85% 214,244,620 33.89% 98.53% 0.00%
1,441 1,426 37.65% 98.96% 0.00%
R4 135,104,030 21.03% 133,559,767 21.13% 98.86% 0.00%
789 781 20.62% 98.99% 0.00%
R5 65,234,205 10.16% 63,707,212 10.08% 97.66% 0.00%
327 321 8.47% 98.17% 0.00%
R6 34,034,120 5.30% 33,278,788 5.26% 97.78% 0.00%
146 144 3.80% 98.63% 0.00%
R7 20,125,440 3.13% 20,100,357 3.18% 99.88% 0.00%
66 66 1.74% 100.00% 0.00%
R8 9,788,140 1.52% 9,376,878 1.48% 95.80% 0.00%
27 26 0.69% 96.30% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 524,087,238 81.59% 514,331,784 81.35% 98.14% 0.00%
3,398 3,357 88.62% 98.79% 0.00%
Y 118,272,202 18.41% 117,877,157 18.65% 99.67% 0.00%
433 431 11.38% 99.54% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 162,296,445 25.27% 154,961,060 24.51% 95.48% 0.00%
1,070 1,039 27.43% 97.10% 0.00%
Yes 480,062,995 74.73% 477,247,881 75.49% 99.41% 0.00%
2,761 2,749 72.57% 99.57% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 162,296,445 25.27% 154,961,060 24.51% 95.48% 0.00%
1,070 1,039 27.43% 97.10% 0.00%
2 2,104,570 0.33% 2,096,059 0.33% 99.60% 0.00%
13 13 0.34% 100.00% 0.00%
6 561,000 0.09% 560,292 0.09% 99.87% 0.00%
2 2 0.05% 100.00% 0.00%
12 25,210,902 3.92% 24,942,908 3.95% 98.94% 0.00%
147 146 3.85% 99.32% 0.00%
24 290,254,770 45.19% 288,713,731 45.67% 99.47% 0.00%
1,658 1,650 43.56% 99.52% 0.00%
36 161,931,753 25.21% 160,934,890 25.46% 99.38% 0.00%
941 938 24.76% 99.68% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 3,768,015 0.59% 3,751,537 0.59% 99.56% 0.00%
32 32 0.84% 100.00% 0.00%
c. 41-50 6,098,780 0.95% 5,336,677 0.84% 87.50% 0.00%
41 38 1.00% 92.68% 0.00%
d. 51-60 14,316,320 2.23% 13,865,338 2.19% 96.85% 0.00%
84 82 2.16% 97.62% 0.00%
e. 61-70 48,183,595 7.50% 47,275,250 7.48% 98.11% 0.00%
245 241 6.36% 98.37% 0.00%
f. 71-80 285,989,557 44.52% 282,616,819 44.70% 98.82% 0.00%
1,444 1,431 37.78% 99.10% 0.00%
g. 81-90 152,734,586 23.78% 150,808,645 23.85% 98.74% 0.00%
766 758 20.01% 98.96% 0.00%
h. 91-100 131,268,587 20.44% 128,554,674 20.33% 97.93% 0.00%
1,219 1,206 31.84% 98.93% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 6
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2 Yr Hybrid 173,379,665 26.99% 168,533,088 26.66% 97.20% 0.00%
1,021 1,003 26.48% 98.24% 0.00%
2 Yr Hybrid Balloon 132,536,975 20.63% 130,368,125 20.62% 98.36% 0.00%
594 585 15.44% 98.48% 0.00%
2 Yr Hybrid IO 93,409,233 14.54% 93,402,200 14.77% 99.99% 0.00%
332 332 8.76% 100.00% 0.00%
3 Yr Hybrid 14,541,706 2.26% 14,220,356 2.25% 97.79% 0.00%
92 91 2.40% 98.91% 0.00%
3 Yr Hybrid Balloon 16,714,785 2.60% 16,692,642 2.64% 99.87% 0.00%
77 77 2.03% 100.00% 0.00%
3 Yr Hybrid IO 9,155,797 1.43% 8,922,729 1.41% 97.45% 0.00%
43 42 1.11% 97.67% 0.00%
5 Yr Hybrid 3,605,335 0.56% 3,488,453 0.55% 96.76% 0.00%
25 24 0.63% 96.00% 0.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 3,732,143 0.59% 92.20% 0.00%
16 15 0.40% 93.75% 0.00%
5 Yr Hybrid IO 3,002,722 0.47% 3,002,439 0.47% 99.99% 0.00%
13 13 0.34% 100.00% 0.00%
ARM 345,000 0.05% 72,804 0.01% 21.10% 0.00%
2 1 0.03% 50.00% 0.00%
ARM Balloon 338,500 0.05% 338,423 0.05% 99.98% 0.00%
2 2 0.05% 100.00% 0.00%
ARM IO 1,342,400 0.21% 1,342,400 0.21% 100.00% 0.00%
3 3 0.08% 100.00% 0.00%
Balloon 28,745,769 4.48% 28,316,339 4.48% 98.51% 0.00%
149 147 3.88% 98.66% 0.00%
Fixed 149,831,798 23.33% 148,569,412 23.50% 99.16% 0.00%
1,420 1,412 37.28% 99.44% 0.00%
Fixed IO 11,362,050 1.77% 11,207,389 1.77% 98.64% 0.00%
42 41 1.08% 97.62% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
d. 6.1-7 71,556,499 11.14% 71,100,846 11.25% 99.36% 0.00%
297 296 7.81% 99.66% 0.00%
e. 7.1-8 234,962,242 36.58% 233,219,265 36.89% 99.26% 0.00%
1,133 1,126 29.73% 99.38% 0.00%
f. 8.1-9 195,351,161 30.41% 190,887,923 30.19% 97.72% 0.00%
1,045 1,028 27.14% 98.37% 0.00%
g. 9.1-10 86,966,904 13.54% 84,231,029 13.32% 96.85% 0.00%
548 537 14.18% 97.99% 0.00%
h. 10.1-11 24,507,609 3.82% 24,014,102 3.80% 97.99% 0.00%
242 239 6.31% 98.76% 0.00%
i. 11.1-12 20,068,200 3.12% 19,858,072 3.14% 98.95% 0.00%
360 356 9.40% 98.89% 0.00%
j. 12.1-13 8,327,230 1.30% 8,279,031 1.31% 99.42% 0.00%
193 193 5.10% 100.00% 0.00%
k. 13.1+ 619,595 0.10% 618,673 0.10% 99.85% 0.00%
13 13 0.34% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 29,464,545 4.59% 28,370,840 4.49% 96.29% 0.00%
156 153 4.04% 98.08% 0.00%
Condo 40,704,683 6.34% 40,285,474 6.37% 98.97% 0.00%
251 249 6.57% 99.20% 0.00%
PUD 18,965,571 2.95% 18,672,712 2.95% 98.46% 0.00%
90 89 2.35% 98.89% 0.00%
Single Family 553,224,641 86.12% 544,879,915 86.19% 98.49% 0.00%
3,334 3,297 87.04% 98.89% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
350-500 137,000 0.02% 136,551 0.02% 99.67% 0.00%
1 1 0.03% 100.00% 0.00%
501-550 27,685,510 4.31% 27,280,310 4.32% 98.54% 0.00%
184 183 4.83% 99.46% 0.00%
551-600 126,127,096 19.63% 123,955,024 19.61% 98.28% 0.00%
721 711 18.77% 98.61% 0.00%
601-650 254,495,947 39.62% 250,628,381 39.64% 98.48% 0.00%
1,562 1,544 40.76% 98.85% 0.00%
651-700 172,311,429 26.82% 169,786,094 26.86% 98.53% 0.00%
1,037 1,027 27.11% 99.04% 0.00%
701-750 46,216,544 7.19% 46,051,423 7.28% 99.64% 0.00%
249 249 6.57% 100.00% 0.00%
751-800 13,845,894 2.16% 12,835,490 2.03% 92.70% 0.00%
69 65 1.72% 94.20% 0.00%
801+ 1,540,020 0.24% 1,535,668 0.24% 99.72% 0.00%
8 8 0.21% 100.00% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 14,712,213 2.29% 14,571,925 2.30% 99.05% 0.00%
430 427 11.27% 99.30% 0.00%
c. 51-100 50,328,141 7.83% 49,826,634 7.88% 99.00% 0.00%
662 658 17.37% 99.40% 0.00%
d. 101-200 244,200,458 38.02% 240,843,274 38.10% 98.63% 0.00%
1,666 1,648 43.51% 98.92% 0.00%
e. 201-300 153,073,493 23.83% 149,916,252 23.71% 97.94% 0.00%
635 624 16.47% 98.27% 0.00%
f. 301-400 85,500,625 13.31% 83,990,639 13.29% 98.23% 0.00%
247 243 6.41% 98.38% 0.00%
g. 401-500 57,274,090 8.92% 55,839,740 8.83% 97.50% 0.00%
129 126 3.33% 97.67% 0.00%
h. 501-600 22,978,370 3.58% 22,950,101 3.63% 99.88% 0.00%
42 42 1.11% 100.00% 0.00%
i. 601-700 6,968,300 1.08% 6,957,671 1.10% 99.85% 0.00%
11 11 0.29% 100.00% 0.00%
j. 701-800 4,504,250 0.70% 4,498,855 0.71% 99.88% 0.00%
6 6 0.16% 100.00% 0.00%
k. 801-900 832,500 0.13% 828,222 0.13% 99.49% 0.00%
1 1 0.03% 100.00% 0.00%
l. 901-999 915,000 0.14% 915,000 0.14% 100.00% 0.00%
1 1 0.03% 100.00% 0.00%
m. 1,000+ 1,072,000 0.17% 1,070,628 0.17% 99.87% 0.00%
1 1 0.03% 100.00% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 327,205,971 50.94% 321,063,897 50.78% 98.12% 0.00%
1,812 1,789 47.23% 98.73% 0.00%
Purchase 290,089,760 45.16% 286,491,926 45.32% 98.76% 0.00%
1,872 1,855 48.97% 99.09% 0.00%
Rate/Term Refi 25,063,709 3.90% 24,653,119 3.90% 98.36% 0.00%
147 144 3.80% 97.96% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 610,299,942 95.01% 600,421,298 94.97% 98.38% 0.00%
3,180 3,141 82.92% 98.77% 0.00%
2 32,059,498 4.99% 31,787,643 5.03% 99.15% 0.00%
651 647 17.08% 99.39% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
120 93,000 0.01% 89,720 0.01% 96.47% 0.00%
1 1 0.03% 100.00% 0.00%
180 1,623,130 0.25% 1,590,617 0.25% 98.00% 0.00%
17 17 0.45% 100.00% 0.00%
240 2,212,640 0.34% 2,195,820 0.35% 99.24% 0.00%
21 21 0.55% 100.00% 0.00%
360 632,348,688 98.44% 622,528,846 98.47% 98.45% 0.00%
3,762 3,720 98.20% 98.88% 0.00%
480 6,081,982 0.95% 5,803,938 0.92% 95.43% 0.00%
30 29 0.77% 96.67% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 6
Monthly Pool Migration Stratification
Arm Flag
03/31/2007
% Bal 02/28/2007
% Bal
N
188,093,140 29.75% 188,392,159 29.62%
1,600 42.24% 1,603 42.12%
Y
444,115,801 70.25% 447,600,171 70.38%
2,188 57.76% 2,203 57.88%
IO Flag
03/31/2007
% Bal 02/28/2007
% Bal
N
514,331,784 81.35% 518,674,985 81.55%
3,357 88.62% 3,378 88.75%
Y
117,877,157 18.65% 117,317,344 18.45%
431 11.38% 428 11.25%
Orig PPP
Flag
03/31/2007
% Bal 02/28/2007
% Bal
No
154,961,060 24.51% 159,564,817 25.09%
1,039 27.43% 1,060 27.85%
Yes
477,247,881 75.49% 476,427,512 74.91%
2,749 72.57% 2,746 72.15%
Orig PPP Mos
03/31/2007
% Bal 02/28/2007
% Bal
0
154,961,060 24.51% 159,564,817 25.09%
1,039 27.43% 1,060 27.85%
2
2,096,059 0.33% 2,098,116 0.33%
13 0.34% 13 0.34%
6
560,292 0.09% 224,516 0.04%
2 0.05% 1 0.03%
12
24,942,908 3.95% 24,980,976 3.93%
146 3.85% 146 3.84%
24
288,713,731 45.67% 289,115,877 45.46%
1,650 43.56% 1,654 43.46%
36
160,934,890 25.46% 160,008,028 25.16%
938 24.76% 932 24.49%
Orig CLTV by
10%
03/31/2007
% Bal 02/28/2007
% Bal
b. 0-40
3,751,537 0.59% 3,706,013 0.58%
32 0.84% 31 0.81%
c. 41-50
5,336,677 0.84% 5,816,260 0.91%
38 1.00% 40 1.05%
d. 51-60
13,865,338 2.19% 13,692,594 2.15%
82 2.16% 81 2.13%
e. 61-70
47,275,250 7.48% 47,449,931 7.46%
241 6.36% 242 6.36%
f. 71-80
282,616,819 44.70% 283,240,328 44.54%
1,431 37.78% 1,435 37.70%
g. 81-90
150,808,645 23.85% 151,878,605 23.88%
758 20.01% 764 20.07%
h. 91-100
128,554,674 20.33% 130,208,597 20.47%
1,206 31.84% 1,213 31.87%
DQ Risk Grp
03/31/2007
% Bal 02/28/2007
% Bal
R1
21,371,192 3.38% 21,662,014 3.41%
139 3.67% 141 3.70%
R2
136,570,127 21.60% 137,817,495 21.67%
885 23.36% 889 23.36%
R3
214,244,620 33.89% 215,064,984 33.82%
1,426 37.65% 1,431 37.60%
R4
133,559,767 21.13% 133,843,365 21.04%
781 20.62% 784 20.60%
R5
63,707,212 10.08% 64,679,615 10.17%
321 8.47% 325 8.54%
R6
33,278,788 5.26% 33,040,019 5.20%
144 3.80% 143 3.76%
R7
20,100,357 3.18% 20,105,795 3.16%
66 1.74% 66 1.73%
R8
9,376,878 1.48% 9,779,043 1.54%
26 0.69% 27 0.71%
Doc Level
03/31/2007
% Bal 02/28/2007
% Bal
Alternative Doc
1,379,980 0.22% 1,380,052 0.22%
6 0.16% 6 0.16%
Full Doc
406,996,786 64.38% 408,507,655 64.23%
2,611 68.93% 2,620 68.84%
No Doc
2,898,952 0.46% 2,902,759 0.46%
14 0.37% 14 0.37%
Stated Doc
220,933,223 34.95% 223,201,864 35.10%
1,157 30.54% 1,166 30.64%
Occupancy
03/31/2007
% Bal 02/28/2007
% Bal
N
37,561,631 5.94% 37,989,455 5.97%
233 6.15% 236 6.20%
Y
594,647,310 94.06% 598,002,875 94.03%
3,555 93.85% 3,570 93.80%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 6
Orig Credit
Score by 50
03/31/2007
% Bal 02/28/2007
% Bal
350-500
136,551 0.02% 136,617 0.02%
1 0.03% 1 0.03%
501-550
27,280,310 4.32% 27,583,337 4.34%
183 4.83% 183 4.81%
551-600
123,955,024 19.61% 124,189,275 19.53%
711 18.77% 713 18.73%
601-650
250,628,381 39.64% 251,573,339 39.56%
1,544 40.76% 1,551 40.75%
651-700
169,786,094 26.86% 171,070,193 26.90%
1,027 27.11% 1,032 27.12%
701-750
46,051,423 7.28% 46,086,724 7.25%
249 6.57% 249 6.54%
751-800
12,835,490 2.03% 13,815,591 2.17%
65 1.72% 69 1.81%
801+
1,535,668 0.24% 1,537,255 0.24%
8 0.21% 8 0.21%
Orig Loan
size by 100k
03/31/2007
% Bal 02/28/2007
% Bal
b. 0-50
14,571,925 2.30% 14,593,858 2.29%
427 11.27% 428 11.25%
c. 51-100
49,826,634 7.88% 50,110,445 7.88%
658 17.37% 661 17.37%
d. 101-200
240,843,274 38.10% 242,432,636 38.12%
1,648 43.51% 1,658 43.56%
e. 201-300
149,916,252 23.71% 149,998,622 23.58%
624 16.47% 624 16.40%
f. 301-400
83,990,639 13.29% 84,421,059 13.27%
243 6.41% 244 6.41%
g. 401-500
55,839,740 8.83% 57,204,253 8.99%
126 3.33% 129 3.39%
h. 501-600
22,950,101 3.63% 22,955,965 3.61%
42 1.11% 42 1.10%
i. 601-700
6,957,671 1.10% 6,959,759 1.09%
11 0.29% 11 0.29%
j. 701-800
4,498,855 0.71% 4,500,470 0.71%
6 0.16% 6 0.16%
k. 801-900
828,222 0.13% 828,945 0.13%
1 0.03% 1 0.03%
l. 901-999
915,000 0.14% 915,000 0.14%
1 0.03% 1 0.03%
m. 1,000+
1,070,628 0.17% 1,071,316 0.17%
1 0.03% 1 0.03%
Purpose
03/31/2007
% Bal 02/28/2007
% Bal
Cashout Refi
321,063,897 50.78% 323,570,152 50.88%
1,789 47.23% 1,798 47.24%
Purchase
286,491,926 45.32% 287,913,539 45.27%
1,855 48.97% 1,864 48.98%
Rate/Term Refi
24,653,119 3.90% 24,508,638 3.85%
144 3.80% 144 3.78%
Original
Coupon by
100
03/31/2007
% Bal 02/28/2007
% Bal
d. 6.1-7
71,100,846 11.25% 70,893,969 11.15%
296 7.81% 295 7.75%
e. 7.1-8
233,219,265 36.89% 233,660,357 36.74%
1,126 29.73% 1,129 29.66%
f. 8.1-9
190,887,923 30.19% 193,115,334 30.36%
1,028 27.14% 1,037 27.25%
g. 9.1-10
84,231,029 13.32% 85,268,905 13.41%
537 14.18% 541 14.21%
h. 10.1-11
24,014,102 3.80% 24,467,639 3.85%
239 6.31% 242 6.36%
i. 11.1-12
19,858,072 3.14% 19,687,581 3.10%
356 9.40% 356 9.35%
j. 12.1-13
8,279,031 1.31% 8,279,754 1.30%
193 5.10% 193 5.07%
k. 13.1+
618,673 0.10% 618,789 0.10%
13 0.34% 13 0.34%
Orig Product
Type
03/31/2007
% Bal 02/28/2007
% Bal
2 Yr Hybrid
168,533,088 26.66% 171,527,332 26.97%
1,003 26.48% 1,015 26.67%
2 Yr Hybrid
Balloon
130,368,125 20.62% 131,205,046 20.63%
585 15.44% 590 15.50%
2 Yr Hybrid IO
93,402,200 14.77% 93,270,923 14.67%
332 8.76% 331 8.70%
3 Yr Hybrid
14,220,356 2.25% 14,321,360 2.25%
91 2.40% 91 2.39%
3 Yr Hybrid
Balloon
16,692,642 2.64% 16,695,115 2.63%
77 2.03% 77 2.02%
3 Yr Hybrid IO
8,922,729 1.41% 8,722,976 1.37%
42 1.11% 41 1.08%
5 Yr Hybrid
3,488,453 0.55% 3,598,437 0.57%
24 0.63% 25 0.66%
5 Yr Hybrid
Balloon
3,732,143 0.59% 3,733,240 0.59%
15 0.40% 15 0.39%
5 Yr Hybrid IO
3,002,439 0.47% 2,772,075 0.44%
13 0.34% 12 0.32%
ARM
72,804 0.01% 72,844 0.01%
1 0.03% 1 0.03%
ARM Balloon
338,423 0.05% 338,423 0.05%
2 0.05% 2 0.05%
ARM IO
1,342,400 0.21% 1,342,400 0.21%
3 0.08% 3 0.08%
Balloon
28,316,339 4.48% 28,329,093 4.45%
147 3.88% 147 3.86%
Fixed
148,569,412 23.50% 148,854,095 23.41%
1,412 37.28% 1,415 37.18%
Fixed IO
11,207,389 1.77% 11,208,971 1.76%
41 1.08% 41 1.08%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 6
Lien position
03/31/2007
% Bal 02/28/2007
% Bal
1
600,421,298 94.97% 604,238,487 95.01%
3,141 82.92% 3,158 82.97%
2
31,787,643 5.03% 31,753,843 4.99%
647 17.08% 648 17.03%
Property type
03/31/2007
% Bal 02/28/2007
% Bal
2-4 Family
28,370,840 4.49% 29,108,714 4.58%
153 4.04% 155 4.07%
Condo
40,285,474 6.37% 40,306,133 6.34%
249 6.57% 249 6.54%
PUD
18,672,712 2.95% 18,567,700 2.92%
89 2.35% 88 2.31%
Single Family
544,879,915 86.19% 548,009,782 86.17%
3,297 87.04% 3,314 87.07%
Orig Term
03/31/2007
% Bal 02/28/2007
% Bal
120
89,720 0.01% 90,826 0.01%
1 0.03% 1 0.03%
180
1,590,617 0.25% 1,595,176 0.25%
17 0.45% 17 0.45%
240
2,195,820 0.35% 2,199,675 0.35%
21 0.55% 21 0.55%
360
622,528,846 98.47% 626,030,041 98.43%
3,720 98.20% 3,737 98.19%
480
5,803,938 0.92% 6,076,611 0.96%
29 0.77% 30 0.79%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 6
Section III
Performance
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
02/28/2007 1.42% 0.10% 0.05% 0.00% 0.00% 0.000%
03/31/2007 7.48% 1.04% 0.07% 0.01% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 29.75% 93.96% 4.27% 1.24% 0.35% 0.03% 0.16%
Y 70.25% 90.15% 6.94% 2.15% 0.57% 0.11% 0.08%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 81.35% 91.92% 5.76% 1.57% 0.52% 0.10% 0.07% 0.01% 0.06%
Y 18.65% 88.49% 7.83% 3.22% 0.46%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
2 Yr Hybrid 26.66% 91.26% 6.29% 1.74% 0.31% 0.30% 0.10%
2 Yr Hybrid Balloon 20.62% 90.32% 7.03% 1.52% 1.13%
2 Yr Hybrid IO 14.77% 87.56% 9.01% 3.43%
3 Yr Hybrid 2.25% 92.41% 4.13% 3.46%
3 Yr Hybrid Balloon 2.64% 89.05% 7.08% 2.85% 1.01%
3 Yr Hybrid IO 1.41% 89.76% 1.62% 5.11% 3.51%
5 Yr Hybrid 0.55% 89.69% 10.31%
5 Yr Hybrid Balloon 0.59% 89.62% 10.38%
5 Yr Hybrid IO 0.47% 92.33% 7.67%
ARM 0.01% 100.00%
ARM Balloon 0.05% 100.00%
ARM IO 0.21% 100.00%
Balloon 4.48% 94.34% 3.58% 1.49% 0.59%
Fixed 23.50% 93.97% 4.27% 1.19% 0.33% 0.04% 0.21%
Fixed IO 1.77% 92.83% 5.94% 1.23%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
No 24.51% 90.69% 6.49% 1.36% 0.95% 0.33% 0.03% 0.15%
Yes 75.49% 91.47% 6.04% 2.04% 0.36% 0.07% 0.02%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
Alternative Doc 0.22% 73.19% 26.81%
Full Doc 64.38% 93.46% 4.86% 1.43% 0.16% 0.04% 0.06%
No Doc 0.46% 88.29% 11.71%
Stated Doc 34.95% 87.41% 8.32% 2.74% 1.16% 0.23% 0.08% 0.02% 0.04%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
1 94.97% 91.31% 6.18% 1.84% 0.49% 0.08% 0.06% 0.04%
2 5.03% 90.67% 5.58% 2.57% 0.76% 0.17% 0.26%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
b. 0-50 2.30% 93.96% 4.17% 1.39% 0.33% 0.14%
c. 51-100 7.88% 92.36% 5.36% 1.67% 0.39% 0.11% 0.12%
d. 101-200 38.10% 92.77% 5.43% 1.27% 0.29% 0.14% 0.09%
e. 201-300 23.71% 93.26% 4.55% 1.88% 0.31%
f. 301-400 13.29% 86.87% 9.14% 2.36% 1.63%
g. 401-500 8.83% 90.71% 6.21% 2.31% 0.77%
h. 501-600 3.63% 88.18% 9.62% 2.19%
i. 601-700 1.10% 81.96% 18.04%
j. 701-800 0.71% 83.11% 16.89%
k. 801-900 0.13% 100.00%
l. 901-999 0.14% 100.00%
m. 1,000+ 0.17% 100.00%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
350-500 0.02% 100.00%
501-600 23.92% 88.44% 9.66% 1.60% 0.30%
601-700 66.50% 91.76% 5.37% 2.03% 0.57% 0.12% 0.08% 0.01% 0.07%
701-800 9.31% 94.93% 2.88% 1.56% 0.63%
801+ 0.24% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 5.94% 90.62% 6.84% 2.54%
Y 94.06% 91.32% 6.10% 1.83% 0.54% 0.08% 0.06% 0.01% 0.05%
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 616,106,447 97.45% 3,708 97.89%
Delinquent 14,438,711 2.28% 74 1.95%
Early Pay Default 1,553,783 0.25% 5 0.13%
First Pay Default 110,000 0.02% 1 0.03%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 3. 30dpd 819,757 52.76% 3 60.00%
4. 60dpd 230,400 14.83% 1 20.00%
5. 90dpd 503,626 32.41% 1 20.00%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
First Pay Default 3. 30dpd 110,000 100.00% 1 100.00%
1,663,783
6
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default c. 30dpd 819,757 52.76% 3 60.00%
d. 60dpd 230,400 14.83% 1 20.00%
e. 90 Plus dpd 503,626 32.41% 1 20.00%
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default c. 30dpd 110,000 100.00% 1 100.00%
1,663,783
6
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
R1 3.38% 97.43% 2.57%
R2 21.60% 94.03% 4.09% 1.21% 0.67%
R3 33.89% 92.49% 5.19% 2.09% 0.12% 0.08% 0.02% 0.01%
R4 21.13% 89.88% 7.07% 1.90% 0.44% 0.38% 0.13% 0.22%
R5 10.08% 87.89% 7.95% 3.34% 0.81%
R6 5.26% 87.37% 9.15% 2.29% 1.19%
R7 3.18% 81.31% 18.69%
R8 1.48% 87.84% 3.44% 3.21% 5.51%
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 189,939,617 29.57% 713,963 12.63% 99.03%
1,611 42.05% 7 24.14% 99.32%
Y 452,419,823 70.43% 4,940,552 87.37% 98.16%
2,220 57.95% 22 75.86% 98.56%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 38,919,210 6.06% 562,224 9.94% 96.51%
239 6.24% 3 10.34% 97.49%
Y 603,440,230 93.94% 5,092,291 90.06% 98.54%
3,592 93.76% 26 89.66% 98.97%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 1,380,700 0.21% 99.95%
6 0.16% 0 0.00% 100.00%
Full Doc 411,941,831 64.13% 2,348,491 41.53% 98.80%
2,634 68.75% 14 48.28% 99.13%
No Doc 2,908,145 0.45% 99.68%
14 0.37% 0 0.00% 100.00%
Stated Doc 226,128,764 35.20% 3,306,024 58.47% 97.70%
1,177 30.72% 15 51.72% 98.30%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 21,728,775 3.38% 98.35%
141 3.68% 0 0.00% 98.58%
R2 138,899,147 21.62% 1,508,092 26.67% 98.32%
894 23.34% 8 27.59% 98.99%
R3 217,445,583 33.85% 1,720,049 30.42% 98.53%
1,441 37.61% 10 34.48% 98.96%
R4 135,104,030 21.03% 671,848 11.88% 98.86%
789 20.60% 5 17.24% 98.99%
R5 65,234,205 10.16% 946,146 16.73% 97.66%
327 8.54% 4 13.79% 98.17%
R6 34,034,120 5.30% 408,743 7.23% 97.78%
146 3.81% 1 3.45% 98.63%
R7 20,125,440 3.13% 99.88%
66 1.72% 0 0.00% 100.00%
R8 9,788,140 1.52% 399,637 7.07% 95.80%
27 0.70% 1 3.45% 96.30%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 524,087,238 81.59% 5,269,715 93.19% 98.14%
3,398 88.70% 27 93.10% 98.79%
Y 118,272,202 18.41% 384,800 6.81% 99.67%
433 11.30% 2 6.90% 99.54%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 162,296,445 25.27% 4,849,899 85.77% 95.48%
1,070 27.93% 22 75.86% 97.10%
Yes 480,062,995 74.73% 804,616 14.23% 99.41%
2,761 72.07% 7 24.14% 99.57%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 162,296,445 25.27% 4,849,899 85.77% 95.48%
1,070 27.93% 22 75.86% 97.10%
2 2,104,570 0.33% 99.60%
13 0.34% 0 0.00% 100.00%
6 561,000 0.09% 99.87%
2 0.05% 0 0.00% 100.00%
12 25,210,902 3.92% 0 0.00% 98.94%
147 3.84% 0 0.00% 99.32%
24 290,254,770 45.19% 539,932 9.55% 99.47%
1,658 43.28% 5 17.24% 99.52%
36 161,931,753 25.21% 264,684 4.68% 99.38%
941 24.56% 2 6.90% 99.68%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2 Yr Hybrid 173,379,665 26.99% 2,585,358 45.72% 97.20%
1,021 26.65% 10 34.48% 98.24%
2 Yr Hybrid Balloon 132,536,975 20.63% 1,699,669 30.06% 98.36%
594 15.51% 8 27.59% 98.48%
2 Yr Hybrid IO 93,409,233 14.54% 99.99%
332 8.67% 0 0.00% 100.00%
3 Yr Hybrid 14,541,706 2.26% 39,155 0.69% 97.79%
92 2.40% 1 3.45% 98.91%
3 Yr Hybrid Balloon 16,714,785 2.60% 99.87%
77 2.01% 0 0.00% 100.00%
3 Yr Hybrid IO 9,155,797 1.43% 232,800 4.12% 97.45%
43 1.12% 1 3.45% 97.67%
5 Yr Hybrid 3,605,335 0.56% 107,754 1.91% 96.76%
25 0.65% 1 3.45% 96.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 0 0.00% 92.20%
16 0.42% 0 0.00% 93.75%
5 Yr Hybrid IO 3,002,722 0.47% 99.99%
13 0.34% 0 0.00% 100.00%
ARM 345,000 0.05% 275,816 4.88% 21.10%
2 0.05% 1 3.45% 50.00%
ARM Balloon 338,500 0.05% 99.98%
2 0.05% 0 0.00% 100.00%
ARM IO 1,342,400 0.21% 100.00%
3 0.08% 0 0.00% 100.00%
Balloon 28,745,769 4.48% 112,684 1.99% 98.51%
149 3.89% 1 3.45% 98.66%
Fixed 149,831,798 23.33% 449,280 7.95% 99.16%
1,420 37.07% 5 17.24% 99.44%
Fixed IO 11,362,050 1.77% 152,000 2.69% 98.64%
42 1.10% 1 3.45% 97.62%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
d. 6.1-7 71,556,499 11.14% 99.36%
297 7.75% 0 0.00% 99.66%
e. 7.1-8 234,962,242 36.58% 870,372 15.39% 99.26%
1,133 29.57% 5 17.24% 99.38%
f. 8.1-9 195,351,161 30.41% 2,749,807 48.63% 97.72%
1,045 27.28% 13 44.83% 98.37%
g. 9.1-10 86,966,904 13.54% 1,552,320 27.45% 96.85%
548 14.30% 6 20.69% 97.99%
h. 10.1-11 24,507,609 3.82% 444,307 7.86% 97.99%
242 6.32% 3 10.34% 98.76%
i. 11.1-12 20,068,200 3.12% 37,709 0.67% 98.95%
360 9.40% 2 6.90% 98.89%
j. 12.1-13 8,327,230 1.30% 99.42%
193 5.04% 0 0.00% 100.00%
k. 13.1+ 619,595 0.10% 99.85%
13 0.34% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 29,464,545 4.59% 722,309 12.77% 96.29%
156 4.07% 2 6.90% 98.08%
Condo 40,704,683 6.34% 0 0.00% 98.97%
251 6.55% 0 0.00% 99.20%
PUD 18,965,571 2.95% 39,155 0.69% 98.46%
90 2.35% 1 3.45% 98.89%
Single Family 553,224,641 86.12% 4,893,051 86.53% 98.49%
3,334 87.03% 26 89.66% 98.89%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 3,768,015 0.59% 99.56%
32 0.84% 0 0.00% 100.00%
c. 41-50 6,098,780 0.95% 475,470 8.41% 87.50%
41 1.07% 2 6.90% 92.68%
d. 51-60 14,316,320 2.23% 112,684 1.99% 96.85%
84 2.19% 1 3.45% 97.62%
e. 61-70 48,183,595 7.50% 147,385 2.61% 98.11%
245 6.40% 1 3.45% 98.37%
f. 71-80 285,989,557 44.52% 2,071,605 36.64% 98.82%
1,444 37.69% 11 37.93% 99.10%
g. 81-90 152,734,586 23.78% 1,033,034 18.27% 98.74%
766 19.99% 5 17.24% 98.96%
h. 91-100 131,268,587 20.44% 1,814,338 32.09% 97.93%
1,219 31.82% 9 31.03% 98.93%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
350-500 137,000 0.02% 99.67%
1 0.03% 0 0.00% 100.00%
501-550 27,685,510 4.31% 339,188 6.00% 98.54%
184 4.80% 1 3.45% 99.46%
551-600 126,127,096 19.63% 1,163,349 20.57% 98.28%
721 18.82% 7 24.14% 98.61%
601-650 254,495,947 39.62% 1,655,762 29.28% 98.48%
1,562 40.77% 10 34.48% 98.85%
651-700 172,311,429 26.82% 1,795,682 31.76% 98.53%
1,037 27.07% 9 31.03% 99.04%
701-750 46,216,544 7.19% 99.64%
249 6.50% 0 0.00% 100.00%
751-800 13,845,894 2.16% 700,534 12.39% 92.70%
69 1.80% 2 6.90% 94.20%
801+ 1,540,020 0.24% 99.72%
8 0.21% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 14,712,213 2.29% 37,709 0.67% 99.05%
430 11.22% 2 6.90% 99.30%
c. 51-100 50,328,141 7.83% 252,836 4.47% 99.00%
662 17.28% 3 10.34% 99.40%
d. 101-200 244,200,458 38.02% 1,936,752 34.25% 98.63%
1,666 43.49% 13 44.83% 98.92%
e. 201-300 153,073,493 23.83% 1,017,903 18.00% 97.94%
635 16.58% 5 17.24% 98.27%
f. 301-400 85,500,625 13.31% 1,061,497 18.77% 98.23%
247 6.45% 3 10.34% 98.38%
g. 401-500 57,274,090 8.92% 1,347,818 23.84% 97.50%
129 3.37% 3 10.34% 97.67%
h. 501-600 22,978,370 3.58% 99.88%
42 1.10% 0 0.00% 100.00%
i. 601-700 6,968,300 1.08% 99.85%
11 0.29% 0 0.00% 100.00%
j. 701-800 4,504,250 0.70% 99.88%
6 0.16% 0 0.00% 100.00%
k. 801-900 832,500 0.13% 99.49%
1 0.03% 0 0.00% 100.00%
l. 901-999 915,000 0.14% 100.00%
1 0.03% 0 0.00% 100.00%
m. 1,000+ 1,072,000 0.17% 99.87%
1 0.03% 0 0.00% 100.00%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 327,205,971 50.94% 3,321,496 58.74% 98.12%
1,812 47.30% 14 48.28% 98.73%
Purchase 290,089,760 45.16% 2,016,494 35.66% 98.76%
1,872 48.86% 13 44.83% 99.09%
Rate/Term Refi 25,063,709 3.90% 316,525 5.60% 98.36%
147 3.84% 2 6.90% 97.96%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 610,299,942 95.01% 5,616,806 99.33% 98.38%
3,180 83.01% 27 93.10% 98.77%
2 32,059,498 4.99% 37,709 0.67% 99.15%
651 16.99% 2 6.90% 99.39%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
120 93,000 0.01% 96.47%
1 0.03% 0 0.00% 100.00%
180 1,623,130 0.25% 98.00%
17 0.44% 0 0.00% 100.00%
240 2,212,640 0.34% 99.24%
21 0.55% 0 0.00% 100.00%
360 632,348,688 98.44% 5,615,360 99.31% 98.45%
3,762 98.20% 28 96.55% 98.88%
480 6,081,982 0.95% 39,155 0.69% 95.43%
30 0.78% 1 3.45% 96.67%
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
a. Current 582,395,928 90.67% 4,447,734 78.66% 98.96%
3,525 92.01% 23 79.31% 99.35%
b. Non-Reportable 46,484,992 7.24% 339,188 6.00% 99.04%
233 6.08% 1 3.45% 99.57%
c. 30dpd 7,062,690 1.10% 99.87%
40 1.04% 0 0.00% 100.00%
d. 60dpd 504,000 0.08% 99.93%
1 0.03% 0 0.00% 100.00%
f. Loss Mit 262,590 0.04% 94,293 1.67% 63.82%
2 0.05% 1 3.45% 50.00%
i. Bankruptcy 82,980 0.01% 99.87%
2 0.05% 0 0.00% 100.00%
None 5,566,260 0.87% 773,299 13.68% 36.82%
28 0.73% 4 13.79% 35.71%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1. Current 582,395,928 90.67% 4,447,734 78.66% 98.96%
3,525 92.01% 23 79.31% 99.35%
2. Non-Report 46,641,492 7.26% 433,481 7.67% 98.84%
235 6.13% 2 6.90% 99.15%
3. 30dpd 7,251,760 1.13% 99.87%
42 1.10% 0 0.00% 100.00%
4. 60dpd 504,000 0.08% 99.93%
1 0.03% 0 0.00% 100.00%
Error 5,566,260 0.87% 773,299 13.68% 36.82%
28 0.73% 4 13.79% 35.71%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
03/15/2007 1,060,670 8,109
04/15/2007 8,653
1,060,670
16,762
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
Outstanding
PPP Flag and
Premium
Remitted
PPP Not Expired
and No Premium
Remitted
03/15/2007 19 12 1 3 3
04/15/2007 42 30 3 9
61
42
1
6
12
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
k. PrePaid
a. Current
53,798,280 53,798,280
279 279
c. 30 dpd
3,542,483 3,542,483
17 17
d. 60 dpd
672,716 672,716
5 5
e. 90 dpd
230,400 230,400
1 1
k. PrePaid
0 0
42 42
unknown
570,429,920 555,248,453 11,406,640 3,273,106 501,720
3,468 3,394 55 18 1
612,589,215
12,079,356
3,503,506
501,720
0
3,690
60
19
1
42
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
02/28/2007 641,222,607 637,117,508 5 56,454 4,465,588 4,194,237 4,733,239 8,109
03/31/2007 634,916,466 628,673,798 45,891 4,418,748 4,153,410 4,688,028 8,653
5
102,345
8,884,336
8,347,647
9,421,267
16,762
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
02/28/2007 Loan appears to have a potential deferment. 10 10
02/28/2007
Sum:
10
10
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
03/31/2007 Loan appears to have a potential deferment. 0 9
Motion for relief of stay needed on BK loan. 2 2
03/31/2007
Sum:
2
11
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
03/31/2007 No Action Required 2 2
03/31/2007
Sum:
2
2
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
02/28/2007 Rvw Postponed 10 10
02/28/2007
Sum:
10
10
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline